Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Fair Value of Capitalized MSRs

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$1,519	$1,837	$1,749
Rights purchased	42	35	65
Rights capitalized	957	619	639
Changes in fair value of MSRs
Due to fluctuations in market interest rates (a)	(249)	(619)	(255)
Due to revised assumptions or models (b)	(21)	33	6
Other changes in fair value (c)	(548)	(386)	(367)
Balance at end of period	$1,700	$1,519	$1,837

(a)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(b)	Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income, and discount rate, as well as the impact of any model changes.
(c)	Primarily represents changes due to realization of expected cash flows over time (decay).

Sensitivity to Changes in Interest Rates to Fair Value of MSR's Portfolio and Related Derivative Instruments

The estimated sensitivity to changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments as of December 31 follows:

	2012						2011
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(370)	$(217)	$(118)	$126	$249	$480	$(305)	$(183)	$(98)	$107	$223	$460
Derivative instrument hedges	473	249	124	(121)	(243)	(486)	378	204	104	(107)	(217)	(445)
Net sensitivity	$103	$32	$6	$5	$6	$(6)	$73	$21	$6	$—	$6	$15

MSRs and Related Characteristics by Portfolio

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2012				2011
(Dollars in Millions)	MRBP	Government	Conventional (b)	Total	MRBP	Government	Conventional (b)	Total
Servicing portfolio	$14,143	$39,048	$162,446	$215,637	$13,357	$32,567	$145,158	$191,082
Fair value	$154	$314	$1,232	$1,700	$155	$290	$1,074	$1,519
Value (bps) (a)	109	80	76	79	116	89	74	79
Weighted-average servicing fees (bps)	40	33	30	31	40	36	29	31
Multiple (value/servicing fees)	2.73	2.42	2.53	2.55	2.90	2.47	2.55	2.55
Weighted-average note rate	5.13%	4.57%	4.48%	4.54%	5.50%	5.08%	4.97%	5.03%
Weighted-average age (in years)	4.2	2.4	2.5	2.6	4.2	2.5	2.8	2.8
Weighted-average expected prepayment (constant prepayment rate)	13.2%	21.2%	20.4%	20.1%	12.9%	21.1%	22.1%	21.3%
Weighted-average expected life (in years)	6.1	4.2	4.1	4.2	6.4	4.0	3.8	4.0
Weighted-average discount rate	12.1%	11.4%	10.0%	10.4%	12.1%	11.3%	10.0%	10.4%

(a)	Value is calculated as fair value divided by the servicing portfolio.
(b)	Represents loans sold primarily to GSEs.